Capitalization and Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2012
Capitalization and Warrant Liability [Abstract]
Common stock shares reserved for future issuance

	December 31
	2012	2011
Stock-based compensation plans	5,490	5,500
Warrants to purchase common stock — 2007 offering	—	4,976
Warrants to purchase common stock — former lenders	149	149
Warrants to purchase common stock — 2011 offering	1,310	1,310
Warrants to purchase common stock — 2012 offering	4,348	—

	11,297	11,935

Outstanding warrants to purchase shares of common stock

Number of Underlying Shares	Exercise Price	Expiration
149,026	$5.00	June 8, 2014
1,310,000	$3.55	February 2, 2016
4,347,827	$2.07	March 14, 2017

5,806,853